Financial instruments and management of financial risks (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial instruments, and the nature of certain risks to which they may be subject
Our financial instruments, and the nature of certain risks to which they may be subject, are as set out in the following table.

Risks
Market risks
Financial instrument	Accounting classification	Credit	Liquidity	Currency	Interest rate	Other price
Measured at amortized cost
Accounts receivable	AC(1)	X		X
Due from/to affiliated companies	AC(1)	X		X
Accounts payable and accrued liabilities	AC(1)		X	X
Long-term debt	AC(1)		X		X
Measured at fair value
Cash and cash equivalents	FVTPL(2)	X		X	X
Foreign exchange derivatives(3)	FVTPL/FVOCI(2)	X	X	X
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(1)For accounting recognition and measurement purposes, classified as amortized cost (AC).
(2)For accounting recognition and measurement purposes, classified as fair value through net income (FVTPL). Unrealized changes in the fair values of financial instruments are included in net income unless the instrument is part of a cash flow hedging relationship. The effective portion of unrealized changes in the fair values of financial instruments held for hedging are included in other comprehensive income (FVOCI).
(3)Use of derivative financial instruments is subject to a policy which requires that no derivative transaction is to be entered into for the purpose of establishing a speculative or leveraged position (the corollary being that all derivative transactions are to be entered into for risk management purposes only) and sets criteria for the credit worthiness of the transaction counterparties.

Schedule of maximum exposure (excluding income tax effects) to credit risk
Excluding credit risk, if any, arising from interest rate swaps and currency swaps settled on a gross basis, the best representation of our maximum exposure (excluding income tax effects) to credit risk, which is a worst-case scenario and does not reflect results we expect, is as set out in the following table:

As at December 31 (millions)	2022	2021
Cash and cash equivalents	$125	$115
Accounts receivable	428	414
Due from affiliated companies	81	53
Derivative assets	32	3
	$666	$585

Schedule of contractual maturities of undiscounted financial liabilities, Non-derivative	The contractual maturities of our undiscounted financial liabilities as at December 31, 2022, including interest thereon (where applicable), are as set out in the following tables:

	Non-derivative				Derivative
			Composite long-term debt		Currency swap agreement amounts to be exchanged
Year (millions)	Non- interest bearing financial liabilities	Due to affiliated companies (Note 22(a))	Long-term debt, excluding leases(1) (Note 15)	Leases	(Receive)	Pay	Total
2023	$321	$111	$73	$68	$(145)	$126	$554
2024	40	—	78	58	(39)	23	160
2025	7	—	76	47	(321)	314	123
2026	7	—	74	40	—	—	121
2027	6	—	72	24	—	—	102
Thereafter	18	—	599	47	—	—	664
Total	$399	$111	$972	$284	$(505)	$463	$1,724
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(1)Future cash outflows in respect of associated interest and carrying costs for amounts drawn under our credit facilities (if any) have been calculated based upon the rates in effect at December 31, 2022.

Schedule of contractual maturities of undiscounted financial liabilities, Derivative	The contractual maturities of our undiscounted financial liabilities as at December 31, 2022, including interest thereon (where applicable), are as set out in the following tables:

	Non-derivative				Derivative
			Composite long-term debt		Currency swap agreement amounts to be exchanged
Year (millions)	Non- interest bearing financial liabilities	Due to affiliated companies (Note 22(a))	Long-term debt, excluding leases(1) (Note 15)	Leases	(Receive)	Pay	Total
2023	$321	$111	$73	$68	$(145)	$126	$554
2024	40	—	78	58	(39)	23	160
2025	7	—	76	47	(321)	314	123
2026	7	—	74	40	—	—	121
2027	6	—	72	24	—	—	102
Thereafter	18	—	599	47	—	—	664
Total	$399	$111	$972	$284	$(505)	$463	$1,724
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(1)Future cash outflows in respect of associated interest and carrying costs for amounts drawn under our credit facilities (if any) have been calculated based upon the rates in effect at December 31, 2022.

Sensitivity analysis of exposure to market risks

	Net income			Other comprehensive income			Comprehensive income
Years Ended December 31 (increase (decrease) in millions)	2022	2021	2020	2022	2021	2020	2022	2021	2020
Reasonably possible changes in market risks(1)
10% change in US$: CAD$ exchange rate
US$ appreciates	$8	$14	$9	$—	$—	$—	$8	$14	$9
US$ depreciates	$(8)	$(14)	$(9)	$—	$—	$—	$(8)	$(14)	$(9)
10% change in US$: Euro exchange rate
US$ appreciates	$14	$11	$4	$(44)	$(36)	$(38)	$(30)	$(25)	$(34)
US$ depreciates	$(14)	$(11)	$(4)	$44	$36	$38	$30	$25	$34
10% change in US$: Peso exchange rate
US$ appreciates	$(2)	$(1)	$(1)	$—	$—	$—	$(2)	$(1)	$(1)
US$ depreciates	$2	$1	$1	$—	$—	$—	$2	$1	$1
25 basis point change in market interest rate
Rate increases	$(1)	$(2)	$(4)	$—	$—	$1	$(1)	$(2)	$(3)
Rate decreases	$1	$2	$4	$—	$—	$(1)	$1	$2	$3
25%(2) change in subordinate voting share price(3)
Price increases	$—	$(5)	$(4)	$—	$—	$—	$—	$(5)	$(4)
Price decreases	$—	$5	$4	$—	$—	$—	$—	$5	$4
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(1)These sensitivities are hypothetical and should be used with caution. Changes in net income and/or other comprehensive income generally cannot be extrapolated because the relationship of the change in assumption to the change in net income and/or other comprehensive income may not be linear. In this table, the effect of a variation in a particular assumption on the amount of net income and/or other comprehensive income is calculated without changing any other factors; in reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities. The sensitivity analysis assumes that we would realize the changes in exchange rates; in reality, the competitive marketplace in which we operate would have an effect on this assumption. No consideration has been made for a difference in the notional number of common shares associated with share-based compensation awards made during the reporting period that may have arisen due to a difference in the common share price.
(2)To facilitate ongoing comparison of sensitivities, a constant variance of approximate magnitude has been used.
(3)The hypothetical effects of changes in the price of our subordinate voting shares and those of TELUS Corporation are limited to those which arise from our liability-accounted share-based compensation awards.

Schedule of derivative financial instruments measured at fair value on a recurring basis
The derivative financial instruments that we measure at fair value on a recurring basis subsequent to initial recognition are as set out in the following table; all such items use significant other observable inputs (Level 2) for measuring fair value at the reporting date.

		2022				2021
As at December 31 (millions)	Designation	Maximum maturity date	Notional amount	Fair value and carrying value	Price or rate	Maximum maturity date	Notional amount	Fair value and carrying value	Price or rate
Current assets(1)
Derivatives used to manage
Currency risks arising from Indian rupee denominated purchases	HFT(2)	—	$—	$—	—	2022	$10	$—	USD:1.00 INR:76.21
Currency risks arising from Philippine peso denominated purchases	HFT(2)	2023	$53	$—	USD:1.00 PHP:56.90	—	$—	$—	—
Currency risks arising from Euro business acquisition	HFH(3)	2023	$21	$19	USD:1.00EUR:0.86	2022	$21	$3	USD:1.00EUR:0.86
Non-current assets(1)
Derivatives used to manage
Currency risks arising from Euro business acquisition	HFH(3)	2025	$341	$13	USD:1.00EUR:0.86	—	$—	$—	—
Current liabilities(1)
Derivatives used to manage
Currency risks arising from Philippine peso denominated purchases	HFH(3)	2023	$50	$1	USD:1.00PHP:53.55	2022	$92	$3	USD:1.00 PHP:50.10
Currency risks arising from Indian rupee denominated purchases	HFT(2)	—	$—	$—	—	2022	$2	$—	USD:1.00 INR:74.99
Interest rate risk associated with non-fixed rate credit facility amounts drawn	HFH(3)	—	$—	$—	—	2022	$95	$2	2.64%
Non-current liabilities(1)
Derivatives used to manage
Currency risks arising from Euro business acquisition	HFH(3)	—	$—	$—	—	2025	$362	$17	USD:1.00EUR:0.86
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(1)Notional amounts of derivative financial assets and liabilities are not set off.
(2)Foreign currency hedges are designated as held for trading (HFT) upon initial recognition; hedge accounting is not applied.
(3)Designated as held for hedging (HFH) upon initial recognition (cash flow hedging item); hedge accounting is applied. Unless otherwise noted, hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.

Schedule of gains and losses, excluding income tax effects, arising from derivative instruments that are classified as cash flow hedging items	The following table sets out the gains and losses, excluding income tax effects, arising from derivative instruments that are classified as cash flow hedging items and their location within the Consolidated statements of income and other comprehensive income.
Credit risk associated with such derivative instruments, as discussed further in (b), would be the primary source of hedge ineffectiveness. There was no ineffective portion of derivative instruments classified as cash flow hedging items for the periods presented.

	Amount of gain (loss) recognized in other comprehensive income (effective portion)			Gain (loss) reclassified from other comprehensive income to income (effective portion)
	Amount				Amount
Years Ended December 31 (millions)	2022	2021	2020	Location	2022	2021	2020
Derivatives used to manage interest rate risk
Associated with non-fixed rate credit facility amounts drawn	$1	$—	$(1)	Interest expense	$(1)	$(3)	$2
	$1	$—	$(1)		$(1)	$(3)	$2
Derivatives used to manage currency risks
Arising from net investment in foreign operation	$37	$38	$(49)	Foreign exchange	$(9)	$—	$—
	$38	$38	$(50)		$(10)	$(3)	$2

Schedule of gains and losses (excluding income tax effects) arising from derivative instruments classified as held for trading
The following table sets out the gains and losses (excluding income tax effects) arising from derivative instruments that are classified as held for trading and that are not designated as being in a hedging relationship, and their location within the consolidated statements of income and other comprehensive income.

			Gain (Loss) recognized in income on derivatives
Years Ended December 31 (millions)	Location	Note	2022	2021	2020
Derivatives used to manage currency risks	Foreign exchange	7	$—	$—	$1